Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Money Market Funds–2.69%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(a)(b)	113,862	$113,862
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(a)(b)	85,678	85,695
Invesco Treasury Portfolio, Institutional Class, 4.72%(a)(b)	136,824	136,824
Total Money Market Funds (Cost $336,380)		336,381
Shares	Value

Options Purchased–101.50%
(Cost $12,344,906)(c)	$12,687,084
TOTAL INVESTMENTS IN SECURITIES–104.19% (Cost $12,681,286)	13,023,465
OTHER ASSETS LESS LIABILITIES—(4.19)%	(523,172)
NET ASSETS–100.00%	$12,500,293

Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$136,811	$869,480	$(892,429)	$-	$-	$113,862	$1,533
Invesco Liquid Assets Portfolio, Institutional Class	102,122	621,057	(637,449)	(22)	(13)	85,695	1,201
Invesco Treasury Portfolio, Institutional Class	163,051	993,691	(1,019,918)	-	-	136,824	1,897
Total	$401,984	$2,484,228	$(2,549,796)	$(22)	$(13)	$336,381	$4,631

(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	12/29/2023	50	USD	11.47	USD	57,350	$ 1,970,140
Equity Risk
SPDR® S&P 500® ETF Trust	Put	12/29/2023	50	USD	382.43	USD	1,912,150	73,981
Total Open Equity Options Purchased								$2,044,121

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	12/29/2023	26	USD	115.19	USD	299,494	$ 10,249,017
Equity Risk
S&P 500® Index	Put	12/29/2023	26	USD	3,839.50	USD	9,982,700	393,946
Total Open Index Options Purchased								$10,642,963

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Call	12/29/2023	50	USD	458.92	USD	2,294,600	$ (41,630)
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - December

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
SPDR® S&P 500® ETF Trust	Put	12/29/2023	50	USD	344.19	USD	1,720,950	$(39,847)
Total Open Equity Options Written								$(81,477)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Index	Call	12/29/2023	26	USD	4,607.40	USD	11,979,240	$ (204,573)
Equity Risk
S&P 500® Index	Put	12/29/2023	26	USD	3,455.55	USD	8,984,430	(213,022)
Total Open Index Options Written								$(417,595)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
ETF	—Exchange-Traded Fund
SPDR®	—Standard & Poor’s Depositary Receipt
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. S&P 500 Buffer Fund - December

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$336,381	$—	$—	$336,381
Options Purchased	—	12,687,084	—	12,687,084
Total Investments in Securities	336,381	12,687,084	—	13,023,465
Other Investments - Liabilities*
Options Written	—	(499,072)	—	(499,072)
Total Investments	$336,381	$12,188,012	$—	$12,524,393

*	Options written are shown at value.
Invesco® V.I. S&P 500 Buffer Fund - December